INCOME TAX EXPENSE AND DEFERRED TAXES - Deferred income taxes (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred income taxes
Deferred tax assets	$ 61,729,542	$ 59,190,503
Deferred tax liabilities	228,325,642	210,934,181
Total assets net	1,858,727	1,925,869
Total liabilities net	168,454,827	153,669,547
Property, plant and equipment
Deferred income taxes
Deferred tax assets	5,944,185	5,421,466
Deferred tax liabilities	52,435,301	39,544,960
Obsolescence provisions
Deferred income taxes
Deferred tax assets	1,696,051	1,340,235
ICMS exclusion credit
Deferred income taxes
Deferred tax assets	4,925,230
Deferred tax liabilities		17,679,221
Employee benefits
Deferred income taxes
Deferred tax assets	3,163,172	4,475,497
Deferred tax liabilities	115,828	18,300
Provision for severance indemnity
Deferred income taxes
Deferred tax assets	271,789	150,027
Deferred tax liabilities	271,367	101,339
Tax loss carry forwards
Deferred income taxes
Deferred tax assets	4,292,863	6,423,820
Deferred tax liabilities	698
Tax goodwill Brazil
Deferred income taxes
Deferred tax assets		2,080,987
Deferred tax liabilities	3,126,125
Contingency provision
Deferred income taxes
Deferred tax assets	30,216,275	24,103,234
Foreign Exchange differences
Deferred income taxes
Deferred tax assets	7,165,844	8,116,713
Allowance for doubtful accounts
Deferred income taxes
Deferred tax assets	638,484	915,562
Assets and liabilities for placement of bonds
Deferred income taxes
Deferred tax assets		378,901
Deferred tax liabilities	2,081,271	2,377,870
Lease liabilities
Deferred income taxes
Deferred tax assets	1,781,922	1,528,990
Inventories
Deferred income taxes
Deferred tax assets	652,669	469,416
Distribution rights
Deferred income taxes
Deferred tax liabilities	151,228,739	144,151,661
Spare parts
Deferred income taxes
Deferred tax liabilities	3,374,376
Intangibles
Deferred income taxes
Deferred tax assets	130
Deferred tax liabilities	5,440,229
Other Temporary Differences
Deferred income taxes
Deferred tax assets	5,906,158	3,785,655
Deferred tax liabilities	$ 5,326,478	$ 7,060,830